Man Active Trend Enhanced ETF
Schedule of Investments (Consolidated)
May 31, 2026 (Unaudited)

Shares Value
EXCHANGE-TRADED FUNDS — 49.8%
iShares Core S&P 500 ETF
(Cost $17,611,330) ................................................................................... 25,822 $ 19,626,011
Principal
Amount
*
SHORT TERM INVESTMENTS — 29.5%
Sovereign — 29.5%
United States Treasury Bill
(a)
3.676%, due 8/27/26 ............................................................................... 1,300,000 1,288,721
3.685%, due 9/24/26 ............................................................................... 1,500,000 1,482,690
3.702%, due 9/10/26 ............................................................................... 1,500,000 1,484,917
3.704%, due 10/29/26 .............................................................................. 6,000,000 5,908,798
3.708%, due 10/22/26 .............................................................................. 1,500,000 1,478,311
11,643,437
Total Short Term Investments
(Cost $11,644,854) 11,643,437
Total Investments — 79.3%
(Cost $29,256,184) $ 31,269,448
Other Assets and Liabilities,
Net — 20.7% 8,145,545
Net Assets — 100.0% $ 39,414,993
* Par amount denominated in USD unless otherwise noted.
(a) Rate disclosed represents the discount rate at the time of purchase.
AUD : Australian Dollar
CAD : Canadian Dollar
CHF : Swiss Franc
EUR : Euro
GBP : Great British Pound
JPY : Japanese Yen
NZD : New Zealand Dollar
USD : United States Dollar

Man Active Trend Enhanced ETF
Schedule of Investments (Consolidated) (Continued)
May 31, 2026 (Unaudited)

Forward Foreign Currency Contracts Outstanding as of May 31, 2026:
Counterparty
Settlement
Date Currency To Deliver Currency To Receive
Unrealized
Appreciation
Unrealized
Depreciation
HSBC Securities .................. 7/16/26 USD 2,324,819 AUD 3,261,852 $ 17,429 $ –
HSBC Securities .................. 7/16/26 USD 71,456 AUD 100,000 352 –
HSBC Securities .................. 7/16/26 USD 1,924,045 AUD 2,700,562 15,156 –
HSBC Securities .................. 7/16/26 USD 2,312,307 AUD 3,245,841 18,444 –
HSBC Securities .................. 7/16/26 USD 3,983,343 AUD 5,591,745 31,939 –
HSBC Securities .................. 6/1/26 CAD 100,000 USD 72,440 – (95)
HSBC Securities .................. 6/1/26 CAD 100,000 USD 72,415 – (119)
HSBC Securities .................. 6/1/26 CAD 100,000 USD 72,485 – (50)
HSBC Securities .................. 6/3/26 USD 146,616 CAD 200,000 – (1,528)
HSBC Securities .................. 6/3/26 CAD 900,000 USD 649,773 – (3,126)
HSBC Securities .................. 6/3/26 CAD 800,000 USD 580,012 – (342)
HSBC Securities .................. 6/3/26 CAD 1,000,000 USD 724,028 – (1,415)
HSBC Securities .................. 6/3/26 USD 659,494 CAD 900,000 – (6,596)
HSBC Securities .................. 6/3/26 CAD 1,700,000 USD 1,231,532 – (1,720)
HSBC Securities .................. 6/3/26 USD 219,157 CAD 300,000 – (1,524)
HSBC Securities .................. 6/3/26 CAD 3,607,326 USD 2,646,436 29,528 –
HSBC Securities .................. 6/3/26 CAD 2,092,674 USD 1,535,266 17,151 –
HSBC Securities .................. 6/3/26 USD 294,518 CAD 400,000 – (4,340)
HSBC Securities .................. 6/3/26 CAD 1,700,000 USD 1,237,683 4,430 –
HSBC Securities .................. 6/3/26 CAD 800,000 USD 581,609 1,255 –
HSBC Securities .................. 6/3/26 CAD 700,000 USD 508,876 1,066 –
HSBC Securities .................. 6/3/26 CAD 800,000 USD 580,172 – (182)
HSBC Securities .................. 6/3/26 USD 73,299 CAD 100,000 – (754)
HSBC Securities .................. 6/3/26 USD 293,727 CAD 400,000 – (3,550)
HSBC Securities .................. 6/3/26 USD 807,707 CAD 1,100,000 – (9,720)
HSBC Securities .................. 6/3/26 USD 219,461 CAD 300,000 – (1,828)
HSBC Securities .................. 6/3/26 USD 367,563 CAD 500,000 – (4,842)
HSBC Securities .................. 6/3/26 USD 809,929 CAD 1,100,000 – (11,942)
HSBC Securities .................. 6/3/26 CAD 500,000 USD 364,011 1,290 –
HSBC Securities .................. 6/3/26 USD 294,815 CAD 400,000 – (4,638)
Royal Bank of Scotland ............. 6/1/26 CHF 100,000 USD 126,994 – (1,121)
Royal Bank of Scotland ............. 6/1/26 USD 127,547 CHF 100,000 568 –
Royal Bank of Scotland ............. 6/8/26 CHF 100,000 USD 127,736 – (489)
Royal Bank of Scotland ............. 6/8/26 CHF 100,000 USD 127,642 – (583)
Royal Bank of Scotland ............. 6/8/26 USD 128,734 CHF 100,000 – (509)
Royal Bank of Scotland ............. 6/8/26 USD 128,374 CHF 100,000 – (149)
Royal Bank of Scotland ............. 6/8/26 CHF 100,000 USD 127,209 – (1,016)
Royal Bank of Scotland ............. 6/8/26 CHF 400,000 USD 504,174 – (8,727)
Royal Bank of Scotland ............. 6/8/26 CHF 100,000 USD 126,044 – (2,181)
BNP Paribas ..................... 6/1/26 USD 349,463 EUR 300,000 456 –
BNP Paribas ..................... 6/1/26 EUR 100,000 USD 115,893 – (747)
BNP Paribas ..................... 6/1/26 EUR 100,000 USD 116,112 – (528)
BNP Paribas ..................... 6/1/26 EUR 100,000 USD 116,372 – (268)
BNP Paribas ..................... 7/16/26 EUR 300,000 USD 350,139 – (483)
BNP Paribas ..................... 7/16/26 EUR 300,000 USD 350,023 – (599)
BNP Paribas ..................... 7/16/26 EUR 77,072 USD 89,687 – (390)
BNP Paribas ..................... 7/16/26 EUR 3,022,928 USD 3,516,492 – (16,524)

Man Active Trend Enhanced ETF
Schedule of Investments (Consolidated) (Continued)
May 31, 2026 (Unaudited)

Counterparty
Settlement
Date Currency To Deliver Currency To Receive
Unrealized
Appreciation
Unrealized
Depreciation
BNP Paribas ..................... 7/16/26 EUR 200,000 USD 232,612 $ – $ (1,136)
BNP Paribas ..................... 7/16/26 EUR 500,000 USD 583,428 – (942)
BNP Paribas ..................... 7/16/26 EUR 100,000 USD 116,595 – (279)
HSBC Securities .................. 8/12/26 GBP 50,000 USD 67,410 85 –
HSBC Securities .................. 8/12/26 USD 1,744,269 GBP 1,300,000 6,161 –
HSBC Securities .................. 6/1/26 JPY 10,000,000 USD 62,686 – (102)
HSBC Securities .................. 6/1/26 JPY 10,000,000 USD 62,739 – (50)
HSBC Securities .................. 6/1/26 USD 128,562 JPY 20,472,698 – (17)
HSBC Securities .................. 6/1/26 JPY 10,000,000 USD 62,670 – (118)
HSBC Securities .................. 6/1/26 JPY 10,000,000 USD 62,678 – (111)
HSBC Securities .................. 6/1/26 USD 122,587 JPY 19,527,302 22 –
HSBC Securities .................. 6/2/26 JPY 10,000,000 USD 62,784 – (5)
HSBC Securities .................. 6/2/26 JPY 10,000,000 USD 62,758 – (30)
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 62,950 73 –
HSBC Securities .................. 6/17/26 JPY 863,863,876 USD 5,444,169 12,469 –
HSBC Securities .................. 6/17/26 JPY 86,728,541 USD 546,639 1,318 –
HSBC Securities .................. 6/17/26 JPY 179,407,583 USD 1,130,704 2,646 –
HSBC Securities .................. 6/17/26 JPY 40,000,000 USD 251,972 465 –
HSBC Securities .................. 6/17/26 USD 62,931 JPY 10,000,000 – (54)
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 127,160 1,406 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,263 387 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,296 420 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,022 145 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,212 335 –
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 127,161 1,408 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,707 830 –
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 125,823 70 –
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 126,041 287 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 62,947 70 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,122 245 –
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 125,950 196 –
HSBC Securities .................. 6/17/26 USD 191,871 JPY 30,000,000 – (3,240)
HSBC Securities .................. 6/17/26 USD 639,572 JPY 100,000,000 – (10,804)
HSBC Securities .................. 6/17/26 JPY 40,000,000 USD 251,890 383 –
HSBC Securities .................. 6/17/26 USD 319,000 JPY 50,000,000 – (4,616)
HSBC Securities .................. 6/17/26 USD 128,341 JPY 20,000,000 – (2,587)
HSBC Securities .................. 6/17/26 USD 257,008 JPY 40,000,000 – (5,501)
HSBC Securities .................. 6/17/26 JPY 30,000,000 USD 191,665 3,034 –
HSBC Securities .................. 6/17/26 JPY 40,000,000 USD 251,435 – (72)
HSBC Securities .................. 6/17/26 JPY 30,000,000 USD 189,120 489 –
HSBC Securities .................. 6/17/26 USD 127,740 JPY 20,000,000 – (1,987)
HSBC Securities .................. 6/17/26 JPY 30,000,000 USD 188,338 – (293)
HSBC Securities .................. 6/17/26 JPY 19,527,302 USD 122,752 – (29)
HSBC Securities .................. 6/17/26 JPY 20,472,698 USD 128,736 10 –
HSBC Securities .................. 6/17/26 JPY 10,000,000 USD 63,009 132 –
HSBC Securities .................. 6/17/26 USD 63,012 JPY 10,000,000 – (135)
HSBC Securities .................. 6/17/26 JPY 40,000,000 USD 249,941 – (1,566)
HSBC Securities .................. 6/17/26 JPY 20,000,000 USD 126,470 716 –
HSBC Securities .................. 6/3/26 NZD 643,853 USD 379,145 – (6,463)

Man Active Trend Enhanced ETF
Schedule of Investments (Consolidated) (Continued)
May 31, 2026 (Unaudited)

Counterparty
Settlement
Date Currency To Deliver Currency To Receive
Unrealized
Appreciation
Unrealized
Depreciation
HSBC Securities .................. 6/3/26 NZD 100,000 USD 58,547 $ – $ (1,343)
HSBC Securities .................. 6/3/26 NZD 100,000 USD 58,754 – (1,137)
HSBC Securities .................. 6/3/26 USD 59,413 NZD 100,000 478 –
HSBC Securities .................. 6/3/26 USD 59,420 NZD 100,000 471 –
HSBC Securities .................. 6/3/26 NZD 100,000 USD 58,681 – (1,209)
HSBC Securities .................. 6/3/26 NZD 300,000 USD 175,725 – (3,947)
HSBC Securities .................. 6/3/26 USD 119,021 NZD 200,000 761 –
HSBC Securities .................. 6/3/26 NZD 100,000 USD 58,729 – (1,162)
HSBC Securities .................. 6/3/26 USD 178,583 NZD 300,000 1,090 –
HSBC Securities .................. 6/3/26 USD 179,068 NZD 300,000 604 –
HSBC Securities .................. 6/3/26 USD 117,928 NZD 200,000 1,854 –
HSBC Securities .................. 6/3/26 USD 118,487 NZD 200,000 1,294 –
HSBC Securities .................. 6/3/26 USD 117,488 NZD 200,000 2,294 –
HSBC Securities .................. 6/3/26 USD 117,831 NZD 200,000 1,950 –
HSBC Securities .................. 6/3/26 USD 118,238 NZD 200,000 1,543 –
HSBC Securities .................. 6/3/26 NZD 200,000 USD 116,720 – (3,061)
HSBC Securities .................. 6/3/26 NZD 533,495 USD 314,242 – (5,272)
HSBC Securities .................. 6/3/26 NZD 1,422,652 USD 838,207 – (13,831)
HSBC Securities .................. 6/3/26 NZD 100,000 USD 58,869 – (1,022)
HSBC Securities .................. 6/3/26 USD 118,960 NZD 200,000 822 –
HSBC Securities .................. 6/3/26 USD 177,588 NZD 300,000 2,085 –
Total Unrealized Appreciation (Depreciation) $ 188,112 $ (164,746)
Open futures contracts outstanding as of May 31, 2026:
Type Expiration Date
Number of
Contracts
Purchased
(Sold)
Notional Value at
May 31, 2026
Unrealized
Appreciation
(Depreciation)
Long position contracts:
Brent Crude ........................................ 6/30/26 15 $ 1,366,800 $ (222,570)
Copper ............................................ 7/29/26 17 2,715,325 86,675
DAX Index ......................................... 6/19/26 3 2,202,656 29,010
EURO STOXX 50 Index ............................... 6/19/26 39 2,758,486 72,435
FTSE 100 Index ..................................... 6/19/26 19 2,672,067 (10,770)
Gold 100 Oz ........................................ 8/27/26 3 1,377,900 16,560
NASDAQ 100 E-Mini Index ............................. 6/18/26 6 3,648,630 412,585
Russell 2000 E-Mini Index .............................. 6/18/26 25 3,655,375 220,065
S&P 500 E-Mini Index ................................. 6/18/26 75 28,484,062 2,641,425
Silver ............................................. 7/29/26 3 1,138,125 (67,305)
TOPIX Index ........................................ 6/12/26 10 2,487,678 131,854
WTI Crude ......................................... 6/22/26 17 1,485,120 (137,100)
$3,172,864
Short position contracts:
Euro- Bobl 5-Year .................................... 6/8/26 (87) $ (11,782,455) $ (65,968)
Euro-Bund ......................................... 6/8/26 (56) (8,262,113) (89,603)
Long Gilt ........................................... 9/28/26 (20) (2,390,110) (19,576)
U.S. Treasury 10-Year Note ............................. 9/21/26 (125) (13,728,516) (25,125)

Man Active Trend Enhanced ETF
Schedule of Investments (Consolidated) (Continued)
May 31, 2026 (Unaudited)

Type Expiration Date
Number of
Contracts
Purchased
(Sold)
Notional Value at
May 31, 2026
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note ............................. 9/30/26 (140) $ (15,009,531) $ (15,070)
U.S. Treasury Long Bond .............................. 9/21/26 (37) (4,152,094) (25,031)
U.S. Treasury Ultra Long Term Bond ...................... 9/21/26 (37) (4,233,031) (12,094)
$(252,467)
Total Futures Contracts $2,920,397